Income Taxes - Summary of Income Tax Benefit and Current Tax Receivable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current tax
Current income tax credit	$ 4,938,846	$ 5,708,767	$ 10,474,432
Total	4,938,846	5,708,767	10,474,432
Deferred tax
Total income tax benefit recognized in the Statement of Comprehensive Income	4,938,846	5,708,767	10,474,432
(b) Current tax receivable
Research and development tax incentive credit receivable	$ 4,972,898	$ 5,868,152	$ 5,900,000